Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation and amortisation expense [abstract]
Summary of Depreciation and Amortization

	2025	2024	2023
Depreciation of property and equipment (See Note 10.1)	79,752,750	70,985,296	59,220,318
Amortization of intangible assets (See Note 11)	21,431,224	24,843,024	10,677,437
Amortization of rights to use leased real estate (See Note 10.1)	6,427,856	5,345,168	6,880,790
Depreciation of investment properties (See note 10.2)	3,487,869	3,541,684	3,073,720
Loss from sale or impairment of property and equipment (See Note 10.1)	35,293	—	2,283,500
Depreciation of other assets	3,357	12,436	14,047
TOTAL	111,138,349	104,727,608	82,149,812